Inventories, Net - Summary of Consolidated Balance of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]
Classes of current inventories [abstract]
Finished goods	$ 320	$ 345
Work-in-process	195	194
Raw materials	194	194
Materials and spare parts	263	303
Inventory in transit	17	45
Current inventories	$ 989	$ 1,081	[1]	$ 959

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.